Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Schedule of cash and cash equivalents

	Year Ended December 31,
	2022	2021
Cash	$14,446,534	$14,131,396
Cash equivalents - Private securities (i)	4,483,260	245,127
Fixed deposits (ii)	30,216,269	—

Total	$49,146,063	$14,376,523

(i)	Applications in Bank Deposit Certificates (“CDB’s”), issued by financial institutions in Brazil, available for redemption in up to 90 days.
(ii)	Fixed term deposits in US Dollars with original maturities of 90 days or less.